GOING CONCERN UNCERTAINTY (Details Narrative) - USD ($)	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
GOING CONCERN UNCERTAINTY
Working Capital (deficit) Surplus	$ 630,773	$ 652,296
Accumulated deficit	$ (2,908,132)	$ (1,000,382)	$ (77,202)